TAXATION (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	(4.00%)	(20.00%)
Net loss	$ 15,847,413	$ 1,361,018
Effective tax percent statutory	25.00%	25.00%
Income tax expiration year description	will expire in year 2026
Uncertain tax positions	$ 0		$ 0
PRC Enterprise Income Tax [Member] | Xiamen Chunshang Health Technology Co Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	25.00%
PRC Enterprise Income Tax [Member] | Chunran Health Consulting Co Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	25.00%